Summary of significant accounting policies (Details 2) - CLP ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Us Dollar [Member]
IfrsStatementLineItems [Line Items]
Chilean Pesos as per unit of foreign currency or adjustable unit	877.12	855.86	844.69
Cumulative Monthly Average U S Dollar [Member]
IfrsStatementLineItems [Line Items]
Chilean Pesos as per unit of foreign currency or adjustable unit	839.79	872.33	759.27
Euro [Member]
IfrsStatementLineItems [Line Items]
Chilean Pesos as per unit of foreign currency or adjustable unit	970.05	915.95	955.64
Argentine Peso [Member]
IfrsStatementLineItems [Line Items]
Chilean Pesos as per unit of foreign currency or adjustable unit	1.08	4.83	8.22
Uruguayan Peso [Member]
IfrsStatementLineItems [Line Items]
Chilean Pesos as per unit of foreign currency or adjustable unit	22.48	21.36	18.91
Canadian Dollar [Member]
IfrsStatementLineItems [Line Items]
Chilean Pesos as per unit of foreign currency or adjustable unit	663.98	632.61	660.79
Sterling Pound [Member]
IfrsStatementLineItems [Line Items]
Chilean Pesos as per unit of foreign currency or adjustable unit	1,118.20	1,033.90	1,139.32
Paraguayan Guarani [Member]
IfrsStatementLineItems [Line Items]
Chilean Pesos as per unit of foreign currency or adjustable unit	0.12	0.12	0.12
Swiss Franc [Member]
IfrsStatementLineItems [Line Items]
Chilean Pesos as per unit of foreign currency or adjustable unit	1,044.56	927.36	923.66
Bolivian [Member]
IfrsStatementLineItems [Line Items]
Chilean Pesos as per unit of foreign currency or adjustable unit	126.02	122.97	121.36
Australian Dollar [Member]
IfrsStatementLineItems [Line Items]
Chilean Pesos as per unit of foreign currency or adjustable unit	599.21	583.01	612.23
Danish Krone [Member]
IfrsStatementLineItems [Line Items]
Chilean Pesos as per unit of foreign currency or adjustable unit	130.14	123.18	128.51
Brazilian Real [Member]
IfrsStatementLineItems [Line Items]
Chilean Pesos as per unit of foreign currency or adjustable unit	180.80	161.96	151.68
Colombian Peso [Member]
IfrsStatementLineItems [Line Items]
Chilean Pesos as per unit of foreign currency or adjustable unit	0.23	0.18	0.21
Yuan [Member]
IfrsStatementLineItems [Line Items]
Chilean Pesos as per unit of foreign currency or adjustable unit	123.15	123.69	132.54
Unidad De Fomento [Member]
IfrsStatementLineItems [Line Items]
Chilean Pesos as per unit of foreign currency or adjustable unit	36,789.36	35,110.98	30,991.74
Unidad Indexada [Member]
IfrsStatementLineItems [Line Items]
Chilean Pesos as per unit of foreign currency or adjustable unit	132.13	118.93	98.26